Financial Asset - Current	6 Months Ended
Jun. 30, 2024
Financial Asset - Current
Financial Asset - Current

6. Financial Asset – Current

This current financial asset relates to a term deposit with an initial maturity longer than 3 months but less than 12 months and does not qualify as a cash equivalent. The deposit is held at a bank with an investment grade credit rating. Short-term credit ratings must be rated A-1/P-1/F1 at a minimum by at least one of the NRSROs specifically Moody’s, Standard & Poor’s or Fitch.

	June 30,	December 31,
	2024	2023
	€1,000	€1,000
Term deposit and interest accrued	17,183	—
	17,183	—